Summary Of Accrued Compensation And Related Benefits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued performance based bonuses	$ 0	$ 182
Accrued payroll and commissions	64	57
Accrued employee benefits	1	65
Total	$ 65	$ 304